Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2015
Registrant Name	dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001045487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
James Long-Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement, Text Block	jamesadv_ProspectusSupplementTextBlock

 James Advantage Funds

James Long-Short Fund

Supplement to the Summary Prospectus dated November 1, 2014

Supplement dated August 24, 2015

The James Long-Short Fund (“Fund”) was previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940.  The Fund is now deemed to be diversified under the Investment Company Act of 1940.  The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

As a result, the non-diversification information contained under the “Principal Investment Strategies of the Fund” and “Principal Risks of the Fund” sections in the Summary Prospectus for the Fund are hereby removed.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE